Equipment, Net - Schedule of Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Equipment, Net [Line Items]
Equipment, Gross	$ 1,745,127	$ 1,754,985
Less: accumulated depreciation	(1,389,853)	(1,230,457)
Equipment, net	355,274	524,528	$ 718,697
Lab equipment [Member]
Schedule of Equipment, Net [Line Items]
Equipment, Gross	1,475,671	1,486,392
Computer equipment [Member]
Schedule of Equipment, Net [Line Items]
Equipment, Gross	32,427	31,746
Furniture and Fixtures [Member]
Schedule of Equipment, Net [Line Items]
Equipment, Gross	35,222	35,332
Leasehold improvements [Member]
Schedule of Equipment, Net [Line Items]
Equipment, Gross	$ 201,807	$ 201,515